UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Munro
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Robert Munro     Stamford, Connecticut     April 21, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $112,701 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109     8157   224775 SH       SOLE                   224775
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    29906   326276 SH       SOLE                   326276
GRUPO AEROPORTUARIO DEL PAC    SPON ADR B       400506101     8850   277000 SH       SOLE                  2770007
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    19293   582882 SH       SOLE                   582882
NICE SYS LTD                   SPONSORED ADR    653656108     6401   125604 SH       SOLE                   125604
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V101     4842    60640 SH       SOLE                    60640
POSCO                          SPONSORED ADR    693483109    14705   230480 SH       SOLE                   230480
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105    11251   236076 SH       SOLE                   236076
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107     9296   125777 SH       SOLE                   125777